Leases - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 2,746
2027	1,342
2028	496
2029	216
2030	183
Thereafter	250
Total lease payments	5,233
Less: imputed interest	(408)
Total	$ 4,825